SUPPLEMENT DATED NOVEMBER 1, 2019
TO THE PROSPECTUS DATED NOVEMBER 30, 2018
OF
TRIMTABS ALL CAP INTERNATIONAL FREE-CASH-FLOW ETF (TTAI)
TRIMTABS ALL CAP U.S. FREE-CASH-FLOW ETF (TTAC)
(each a series of TrimTabs ETF Trust)

The prospectus is amended as follows:

I.	The following replaces the information appearing under the heading “Portfolio Managers” in the section of the prospectus titled “Fund Summary”:

Janet F. Johnston, CFA, has been the Fund’s portfolio manager since 2017. Ms. Johnston is also a Portfolio Manager of the Adviser.

II.	The following replaces the information appearing under the heading “Portfolio Managers” in the section of the prospectus titled “Fund Management”:

Janet Flanders Johnston, CFA®, Portfolio Manager, is responsible for the day-to-day management of the Funds’ portfolios.

Ms. Johnston joined the Adviser as Portfolio Manager in May 2017. Prior to joining the Adviser, Ms. Johnston was managing her family’s premier timber and hunting business from 2015 to present. In addition, Ms. Johnston was an ETF Advisor from 2012 to 2015 at Madrona Partners. Ms. Johnston holds a B.S. in Agricultural Economics from the University of Georgia and is a CFA® charterholder.

CFA® is a registered trademark owned by the CFA Institute.

The Funds’ SAI provides additional information about the portfolio manager, including other accounts managed, ownership in the Funds, and compensation.

Please keep this supplement with your prospectus for future reference.

SUPPLEMENT DATED NOVEMBER 1, 2019
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED NOVEMBER 30, 2018
OF
TRIMTABS ALL CAP INTERNATIONAL FREE-CASH-FLOW ETF (TTAI)
TRIMTABS ALL CAP U.S. FREE-CASH-FLOW ETF (TTAC)
(each a series of TrimTabs ETF Trust)

The statement of additional information (SAI) is amended as follows:

I.	The following replaces the table appearing under the heading “Officers” in the section of the SAI titled “Management of the Funds – Trustees and Officers”:

Name, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Janet Johnston YOB: 1963	President and Principal Executive Officer Formerly: Vice President	President and Principal Executive Officer since 2019; Vice President from 2018 to 2019.	Portfolio Manager, TrimTabs Asset Management, LLC (2017-present); Sole Proprietor of a timber and hunting business (2015-present); ETF Advisor, Madrona Partners (2012-2015).
Derin Cohen YOB: 1991	Chief Compliance Officer and Anti-Money Laundering Officer Formerly: Vice President	Chief Compliance Officer and Anti-Money Laundering Officer since 2019; Vice President from 2018 to 2019.	Marketing and Operations, TrimTabs Asset Management (2017-2019), Lead Generation Associate, SinglePlatform (2017-2017), Internal Control Associate, Maxim Group LLC (2013-2017).
Vince (Qijun) Chen YOB: 1994	Vice President, Treasurer, and Principal Financial Officer	Since 2019	Quantitative Analyst, TrimTabs Asset Management, LLC (2017-present).

II.	The following replaces the first paragraph and table appearing under the heading “Portfolio Managers” in the SAI:

The following table provides information about other accounts managed by the portfolio manager who has day-to-day responsibility for the management of the Funds’ portfolios. The reporting information is provided as of July 31, 2019:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Performance Fee Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Janet F. Johnston	0	$0	0	$0	1	$7.9	0	$0

III.	The following replaces the information appearing under the heading “Portfolio Managers’ Ownership in the Funds” in the section of the SAI titled “Portfolio Managers”:

As of July 31, 2019, the dollar range of equity securities in the Funds beneficially owned by the portfolio manager is as follows:

Fund	Janet F. Johnston
TrimTabs All Cap International Free-Cash-Flow ETF	None
TrimTabs All Cap U.S. Free-Cash-Flow ETF	$1 – 10,000

Please keep this supplement with your SAI for future reference.